Cover	Jul. 17, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002110030
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2348
Document Period End Date	Jul. 17, 2026
AAM MLT, Large Cap Buffered 15 Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio consisting of purchased and written FLexible EXchangeThe Options are listed on the Chicago Board Options Exchange (the “CBOE”) and are guaranteed by the Options Clearing Corporation (the “OCC”). The Options reference the share price of the Market Reference (the “Market Reference Level”), which was $750.72 (the “Initial Market Reference Level”) at the time the Options were executed. The Options entitle or obligate theholder to purchase or sell shares of the Market Reference at each Option’s strike price on October 18, 2027 (the “Option Expiration Date”). The Options are European style options, which means that they are exercisable at the strike price only on the Option Expiration Date. The Options are intended to be liquidated on or prior to the Option Expiration Date, rather than be exercised, in order to avoid having the trust receive shares of the Market Reference or be obligated to deliver shares of the Market Reference.The Options are intended to generate returns based on the price performance of the Market Reference. The trust’s performance will not reflect the payment of dividends by the Market Reference. The Market Reference is an exchange-traded fund that seeks to track performance of the S&P 500® Index (the “Underlying Index”). See details about the Market Reference and Underlying Index under “Understanding Your Investment — Additional Information about the Principal Investment Strategy — The Market Reference and the Underlying Index”.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the trust will invest at least 80% of its net assets in Options that provide exposure to large capitalization companies. For purposes of this policy, we consider large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Underlying Index.